Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of customer deposits [table]
Non-interest bearing	€ 29,497	€ 48,359
Interest bearing	587,902	561,158
Customer deposits	617,400	609,517
Netherlands [member]
Disclosure of customer deposits [table]
Non-interest bearing	1,861	24,206
Interest bearing	214,228	174,641
Customer deposits	216,090	198,847
Rest of the world [member]
Disclosure of customer deposits [table]
Non-interest bearing	27,636	24,153
Interest bearing	373,674	386,517
Customer deposits	€ 401,310	€ 410,671